Note 6 - Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Summary quantitative data about entity's exposure to risk [text block]
	March 31, 2022	March 31, 2021
	$	$
Cash and cash equivalents	5,456	9,593
Accounts payable and accrued liabilities	(1,269)	(2,147)
	4,187	7,446